Income Taxes (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. income taxes, Current	$ 787	$ (1,066)	$ (878)
U.S. income taxes, Deferred	(52,145)	38	1,152
U.S. income taxes, Total	(51,358)	(1,028)	274
Non-U.S. income taxes, Current	85,252	5,924	5,389
Non-U.S. income taxes, Deferred	15,026	(15,677)	(13,215)
Non-U.S. income taxes, Total	100,278	(9,753)	(7,826)
Provision (benefit) for income taxes	$ 48,920	$ (10,781)	$ (7,552)